Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common stock	Additional paid-in capital	Subscription receivable	Accumulated deficit
Balance at Jul. 21, 2015	$ 897,001	$ 159,623	$ 1,087,378	$ (350,000)
Balance, shares at Jul. 21, 2015		159,622,964
Issuance of common shares	51,958	$ 6,651	45,307
Issuance of common shares, shares		6,650,957
Net loss for the year	(315,602)				(315,602)
Balance at Sep. 30, 2015	633,357	$ 166,274	1,132,685	(350,000)	(315,602)
Balance, shares at Sep. 30, 2015		166,273,921
Reverse merger recapitalization	(2,636)	$ 42,359	(44,995)
Reverse merger recapitalization, shares		42,359,253
Issuance of common shares	3,250,000	$ 2,032	3,247,968
Issuance of common shares, shares		2,031,423
Stock based compensation	397,960	$ 157	397,803
Stock based compensation, shares		157,050
Receipt of subscription receivable	350,000			350,000
Net loss for the year	(11,007,799)				(11,007,799)
Balance at Sep. 30, 2016	(6,379,118)	$ 210,822	$ 4,733,461		$ (11,323,401)
Balance, shares at Sep. 30, 2016		210,821,647
Net loss for the year	(524,887)
Balance at Jun. 30, 2017	$ (1,048,077)